Financial instruments - Financial liabilities at fair value through profit or loss (Details) £ in Thousands	6 Months Ended
	Jun. 30, 2023 GBP (£) $ / shares	Dec. 31, 2022 GBP (£)
Financial instruments
Carrying Value	£ 119,350	£ 138,592
Level 1 | Financial liabilities at fair value through profit and loss category
Financial instruments
Carrying Value	2,727	4,961
Level 3 | Financial liabilities at fair value through profit and loss category
Financial instruments
Carrying Value	100,834	115,247
Convertible Senior Secured Notes
Financial instruments
Carrying Value	100,834	115,247
Convertible Senior Secured Notes | Level 3 | Financial liabilities at fair value through profit and loss category
Financial instruments
Carrying Value	100,834	115,247
Warrant liabilities | Level 1 | Financial liabilities at fair value through profit and loss category
Financial instruments
Carrying Value	£ 2,727	£ 4,961
Value per warrant | $ / shares	£ 0.18